Revenue - Schedule of Customers and Associated Trade Receivables (Details)	12 Months Ended
Dec. 31, 2024 EUR (€)
Customer – non-related parties [Member] | LLC FC Polissia [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	€ 200,140
Associated Trade Receivables
Customer – non-related parties [Member] | Influencer Football League LLC [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	200,000
Associated Trade Receivables	216,476
Customer – non-related parties [Member] | Macron [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	126,385
Associated Trade Receivables
Customer – non-related parties [Member] | Katamon Fans Club Israel [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	109,943
Associated Trade Receivables
Customer – non-related parties [Member] | BURSON COHN e WOLFE SRL [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	83,077
Associated Trade Receivables	56,669
Customer – non-related parties [Member] | Customer – non-related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	791,545
Associated Trade Receivables	273,145
Customer – related parties [Member] | E-Work [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	238,577
Associated Trade Receivables	118,680
Customer – related parties [Member] | Laica [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	92,308
Associated Trade Receivables	26,154
Customer – related parties [Member] | Edimen Srl [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	28,452
Associated Trade Receivables	3,758
Customer – related parties [Member] | Circuito Lombardia [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	1,500
Associated Trade Receivables
Customer – related parties [Member] | Total customer – related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	360,837
Associated Trade Receivables	€ 148,952